Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2023
Acquisitions and Divestitures
Acquisitions and Divestitures

21.Acquisitions and Divestitures

Year ended December 31, 2023

Acquisition of Gulf Insurance

On December 26, 2023 the company increased its equity interest in Gulf Insurance to 90.0% from 43.7% by acquiring all shares of Gulf Insurance under the control of KIPCO and certain of its affiliates that represented 46.3% of the equity interest in Gulf Insurance. As a result, the company commenced consolidating Gulf Insurance’s property and casualty insurance operations within the International Insurers and Reinsurers reporting segment and Gulf Insurance’s life insurance operations within the Life insurance and Run - off reporting segment. Gulf Insurance is a diversified composite insurer based in Kuwait that operates across the Middle East and North Africa (“MENA”) region through its subsidiaries.

In accordance with applicable Kuwaiti regulatory requirements and the rules of the Boursa Kuwait, the exchange on which Gulf Insurance’s shares are traded, the company paid the purchase price to KIPCO in full in Kuwaiti Dinar on closing. Pursuant to the terms of the agreement, immediately following settlement of the transaction, KIPCO returned to the company in cash the full purchase price less an amount of Kuwaiti Dinar equal to $176.9, and the company delivered to KIPCO a payment deed of $660.0 which requires the company to make four equal annual payments of $165.0 to KIPCO beginning on the first anniversary of closing of the transaction.The aggregate purchase consideration paid by the company to KIPCO on closing was $756.1, comprised of cash of $176.9 and the fair value of the payment deed of $579.2.

On closing of the transaction, the company remeasured its previously held 43.7% equity accounted investment in Gulf Insurance to its fair value of $713.0 and recognized a pre – tax gain of $279.9 in gain on sale and consolidation of insurance subsidiaries in the consolidated statement of earnings, inclusive of foreign currency translation losses that were reclassified from accumulated other comprehensive income (loss) to the consolidated statement of earnings.

Subsequent to December 31, 2023, on February 18, 2024 in accordance with the regulations of the Capital Markets Authority of Kuwait, the company initiated a mandatory tender offer for the remaining 9.99% equity interest in Gulf Insurance and expects the transaction will close in the second quarter of 2024.

The preliminary determination of the fair value of assets acquired and liabilities assumed are summarized in the table that follows and may be revised when estimates, assumptions and valuations are finalized within twelve months of the acquisition date:

Gulf Insurance
Acquisition date	December 26, 2023
Percentage of common shares acquired	90.0%

Assets:
Portfolio investments(1)	2,372.6
Reinsurance contract assets held	571.3
Deferred income tax assets	13.8
Goodwill and intangible assets(2)	937.5
Other assets(3)	501.3
Total assets	4,396.5

Liabilities:
Accounts payable and accrued liabilities(4)	292.0
Deferred income tax liabilities	77.0
Insurance contract payables	34.8
Insurance contract liabilities	1,745.4
Borrowings - holding company and insurance and reinsurance companies	172.9
Total liabilities	2,322.1
Non-controlling interests(5)	605.3
Purchase consideration(6)	1,469.1
4,396.5

(1)Included subsidiary cash and cash equivalents of $459.9, of which $31.3 was restricted.

(2)	Comprised of goodwill of $330.5 and intangible assets of $607.0 (primarily customer relationships of $260.0, distribution networks of $223.9 and brand names of $123.0).

(3)Primarily includes premises and equipment ($178.9), unit-linked life investment contracts ($138.1), accounts receivable ($50.2) and prepaid expenses ($43.1).

(4)Primarily includes other accounts payable ($87.5), accrued compensation costs ($75.6) and income taxes payable ($37.9).

(5)

Includes the non-controlling interests arising from Gulf Insurance’s non-wholly owned subsidiaries and the 9.99% equity interest in Gulf Insurance that was not acquired by the company on closing, with the allocation of all of the non-controlling interests to Gulf Insurance’s property and casualty insurance operations within the company’s International Insurers and Reinsurers reporting segment. Non-controlling interests in Gulf Insurance were measured as the proportionate share of the identifiable net assets acquired.

(6)

Comprised of cash consideration of $176.9 and the fair value of the payment deed of $579.2 paid to KIPCO for the 46.3% equity interest in Gulf Insurance, and the company’s existing 43.7% equity interest in Gulf Insurance with a fair value of $713.0.

Sale of Ambridge Group by Brit

On May 10, 2023 Brit sold Ambridge Group (“Ambridge”), its Managing General Underwriter operations, to Amynta Group. The company received $379.0, comprised of cash of $265.8 and a promissory note with a fair value of $113.2. As a result of the sale, the company recorded a pre-tax gain of $259.1 in gain on sale and consolidation of insurance subsidiaries in the consolidated statement of earnings (an after-tax gain of $259.1) and deconsolidated assets and liabilities with carrying values of $309.3 and $191.3 respectively.

Year ended December 31, 2022

Sale of Pet Insurance Operations and Investment in JAB Consumer Fund

On October 31, 2022 the company sold its interests in the Crum & Forster Pet Insurance Group and Pethealth, including all of their worldwide operations, to Independence Pet Group and certain of its affiliates, which are majority owned by JAB Holding Company (“JAB”), for $1.4 billion, paid as $1.15 billion in cash and $250.0 in debentures. The company also committed to invest $200.0 in JCP V, a JAB consumer fund, of which $160.0 had been invested at December 31, 2023. As a result of the sale, the company recorded a pre-tax gain of $1,213.2, inclusive of foreign currency translation losses that were reclassified from accumulated other comprehensive income (loss) to the consolidated statement of earnings, and selling expenses, in gain on sale of insurance subsidiaries in the consolidated statement of earnings (an after-tax gain of $933.9), and deconsolidated assets and liabilities with carrying values of $149.1 and $32.0.

Additional investment in Recipe Unlimited Corporation

On October 28, 2022 the company acquired all of the multiple voting shares (“MVS”) and subordinate voting shares in the capital of Recipe, other than those shares owned by the company and 9,398,729 MVS owned by Cara Holdings Limited, at a cash purchase price of Cdn$20.73 per share or $342.3 (Cdn$465.9) in aggregate, comprised of cash consideration of $242.5 (Cdn$330.0) and an increase in borrowings by Recipe of $99.8 (Cdn$135.9). The company recorded a loss in retained earnings of $66.1 and a decrease in non-controlling interests of $276.2, both of which are presented in net changes in capitalization in the consolidated statement of changes in equity. The transaction increased the company’s equity ownership in Recipe from 38.5% at December 31, 2021 to 75.7%, or 84.0% inclusive of Recipe shares that were held through the company’s investment in AVLNs entered with RiverStone Barbados. Recipe was subsequently delisted from the Toronto Stock Exchange. On December 28, 2022 the company received $73.6 (Cdn$100.0) cash consideration from Recipe upon redemption of certain equity held by the company in connection with the closing of the transaction. During 2023 the company purchased from RiverStone Barbados the Recipe shares held through the AVLN.

Acquisition of Grivalia Hospitality S.A.

On July 5, 2022 the company increased its interest in Grivalia Hospitality S.A. (“Grivalia Hospitality”) to 78.4% from 33.5% by acquiring additional shares for cash consideration of $194.6 (€190.0) and commenced consolidating the assets, liabilities and results of operations of Grivalia Hospitality within non-insurance companies. Grivalia Hospitality acquires, develops and manages hospitality real estate in Greece, Cyprus and Panama.